FAIR VALUE MEASUREMENT - Gain (Loss) Recognized in Statements of Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ (22,218)	$ (19,230)	$ (272)
Foreign exchange forward contracts
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	(20,249)	(16,414)	(2,638)
Foreign exchange option contracts
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	(1,022)	(2,023)
Warrants
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives			711
Interest rate swap
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ (947)	$ (793)	$ 1,655